Stock-Based Compensation - Assumptions Used to Estimate the Black-Scholes Fair Value of Performance Share Units Granted (Details) - Performance Stock Units	9 Months Ended		12 Months Ended
	Nov. 26, 2022	Nov. 27, 2021	Feb. 26, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.81%	0.29%
Expected dividend yield	0.00%	0.00%
Expected volatility	54.02%	52.21%
Expected term	3 years	3 years
The 2012 and 2018 Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate			0.29%
Expected dividend yield			0.00%
Expected volatility			52.21%
Expected term			3 years